INVESTMENT SECURITIES (Tables)	12 Months Ended
Dec. 31, 2013
INVESTMENT SECURITIES [Abstract]
Amortized Cost, Gross Unrealized Gains and Losses and Fair Value of Investment Securities
The amortized cost, gross unrealized gains and losses, and fair value of the Company’s investment securities, are summarized as follows:

	At December 31, 2013
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in thousands)
Available for sale
U.S. Government and federal agencies	$18,572	$4	$(513)	$18,063
State and political subdivisions	60,159	1,526	(1,016)	60,669
Residential mortgage-backed securities issued by quasi-governmental agencies	45,015	540	(275)	45,280
Total investment securities available for sale	123,746	2,070	(1,804)	124,012

Held to maturity
Residential mortgage-backed securities issued by quasi-governmental agencies	1,490	191	(1)	1,680
Total investment securities	$125,236	$2,261	$(1,805)	$125,692

	At December 31, 2012
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in thousands)
Available for sale
State and political subdivisions	$55,254	$4,360	$(4)	$59,610
Residential mortgage-backed securities issued by quasi-governmental agencies	41,265	1,409	—	42,674
Total investment securities available for sale	96,519	5,769	(4)	102,284

Held to maturity
Residential mortgage-backed securities issued by quasi-governmental agencies	1,965	306	—	2,271
Total investment securities	$98,484	$6,075	$(4)	$104,555

Investment Securities Maturities
The amortized cost and fair value of investment securities by contractual maturity and mortgage-backed securities are shown below.

	At December 31, 2013
	Available for sale		Held to maturity
	Amortized cost	Fair value	Amortized cost	Fair value
	(in thousands)
Investment securities
Due in one year or less	$1,645	$1,666	$—	$—
Due after one year through five years	16,666	16,961	—	—
Due after five years through ten years	39,508	39,004	—	—
Due after ten years	20,912	21,101	—	—
	78,731	78,732	—	—

Mortgage-backed securities	45,015	45,280	1,490	1,680
Total investment securities	$123,746	$124,012	$1,490	$1,680

Length of Time Securities Have Been in Continuous Unrealized Loss Position
The table below indicates the length of time individual securities, both held to maturity and available for sale, have been in a continuous unrealized loss position at December 31, 2013:

		Less than 12 months		12 months or longer		Total
Description of Securities	Number of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(dollars in thousands)
U.S. Government and federal agencies	13	$17,028	$(513)	$—	$—	$17,028	$(513)
State and political subdivisions	24	19,646	(1,016)	—	—	19,646	(1,016)
Residential mortgage-backed securities issued by quasi- governmental agencies	65	24,508	(276)	—	—	24,508	(276)
Total temporarily impaired securities	102	$61,182	$(1,805)	$—	$—	$61,182	$(1,805)

The table below indicates the length of time individual securities, both held to maturity and available for sale, have been in a continuous unrealized loss position at December 31, 2012:

		Less than 12 months		12 months or longer		Total
Description of Securities	Number of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(dollars in thousands)
State and political subdivisions	1	$617	$(4)	$—	$—	$617	$(4)
Total temporarily impaired securities	1	$617	$(4)	$—	$—	$617	$(4)